Financial instruments - Analysis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other investments	[1]	£ 498.3		£ 666.7		£ 1,153.5
Cash and short-term deposits	[1]	11,305.7		11,065.8		11,851.0
Bank overdrafts, bonds and bank loans	[1]	(8,798.0)	[2]	(9,447.7)	[2]	(10,083.7)
Bonds and bank loans	[1]	(4,047.3)		(5,634.8)		(6,250.4)
Payments due to vendors (earnout agreements) (note 20)		(243.7)	[3]	(400.8)	[3]	£ (584.5)
Derivatives in designated hedge relationships [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities				(14.2)
Financial instruments				(14.2)
Held at fair value through profit or loss [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments		255.7		319.6
Derivative assets		1.4		9.7
Derivative liabilities		(22.7)	[1]	(2.6)
Payments due to vendors (earnout agreements) (note 20)	[3]	(243.7)		(400.8)
Liabilities in respect of put options	[3]	(204.5)		(208.0)
Financial instruments		(213.8)		(282.1)
Held at fair value through other comprehensive income [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments		242.6		347.1
Financial instruments		242.6		347.1
Amortised cost [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	[2]	11,305.7		11,065.8
Bank overdrafts, bonds and bank loans	[2]	(8,798.0)		(9,447.7)
Bonds and bank loans		(4,047.3)		(5,634.8)
Trade and other receivables: amounts falling due within one year		7,530.8		8,545.6
Trade and other receivables: amounts falling due after more than one year		59.3		68.3
Trade and other payables: amounts falling due within one year		(10,191.6)		(10,637.3)
Trade and other payables: amounts falling due after more than one year		(2.6)		(8.4)
Financial instruments		(4,143.7)		(6,048.5)
Carrying value [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments		498.3		666.7
Cash and short-term deposits	[2]	11,305.7		11,065.8
Bank overdrafts, bonds and bank loans	[2]	(8,798.0)		(9,447.7)
Bonds and bank loans		(4,047.3)		(5,634.8)
Trade and other receivables: amounts falling due within one year		7,530.8		8,545.6
Trade and other receivables: amounts falling due after more than one year		59.3		68.3
Trade and other payables: amounts falling due within one year		(10,191.6)		(10,637.3)
Trade and other payables: amounts falling due after more than one year		(2.6)		(8.4)
Derivative assets		1.4		9.7
Derivative liabilities		(22.7)	[1]	(16.8)
Payments due to vendors (earnout agreements) (note 20)	[3]	(243.7)		(400.8)
Liabilities in respect of put options	[3]	(204.5)		(208.0)
Financial instruments		£ (4,114.9)		£ (5,997.7)

[1]	Figures have been restated, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.